Ordinary Shares (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jan. 23, 2023	Mar. 26, 2021	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Feb. 21, 2023	Dec. 31, 2022
Ordinary Shares [Line Items]
Less transaction costs (in Dollars)		$ 50,183
Share issued price (in Dollars per share)	$ 1
Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)						$ 10
Shares issued	10
Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)						$ 0.00001
Shares issued	1
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Aggregate offering price (in Dollars)		$ 15,000,000
Ordinary shares issued		215,959
Ordinary per share (in Dollars per share)	$ 10	$ 7.53	$ 0.00001				$ 10
Gross proceeds (in Dollars)		$ 1,600,000
Shares issued	10				70,430
Share issued price (in Dollars per share)	$ 1
Authorized share	1
Additional ordinary share	8,018
Share issued to option holders			791	6,310
Share issued to convertible note holders			1,250,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)			$ 0.00001				$ 10
Shares issued	10
Share issued price (in Dollars per share)	$ 10
Authorized share	1
Employees and External Consultants [Member]
Ordinary Shares [Line Items]
Shares issued					65,770
Share issued price (in Dollars per share)					$ 2.68